Financial Risk Management Objectives and Policies - Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financial assets
Cash and bank balances	¥ 5,331,555	$ 843,307	¥ 6,447,538
Financial assets	12,434,653	1,966,825	14,612,382
Financial liabilities
Trade and other payables (Note 22)	9,827,840	1,554,497	10,302,531
Lease liabilities	40,531	6,410	39,778
Financial liabilities	12,019,157	1,901,103	12,486,410
Liquidity risk [member]
Financial assets
Trade and bills receivables	6,961,657	1,101,145	8,082,391
Other receivables, excluding tax recoverable	140,835	22,277	76,195
Cash and bank balances	5,331,555	843,307	6,447,538
Quoted equity securities	606	96	6,258
Financial assets	12,434,653	1,966,825	14,612,382
Financial liabilities
Loans and borrowings	2,231,880	353,023	2,277,417
Trade and other payables (Note 22)	9,775,626	1,546,238	10,216,632
Lease liabilities	41,771	6,607	47,399
Financial liabilities	12,049,277	$ 1,905,868	12,541,448
Liquidity risk [member] | One year or less [member]
Financial assets
Trade and bills receivables	6,961,657		8,082,391
Other receivables, excluding tax recoverable	140,835		76,195
Cash and bank balances	5,221,555		6,307,538
Quoted equity securities	606		6,258
Financial assets	12,324,653		14,472,382
Financial liabilities
Loans and borrowings	2,130,356		1,753,142
Trade and other payables (Note 22)	9,586,901		10,025,069
Lease liabilities	28,121		24,313
Financial liabilities	11,745,378		11,802,524
Liquidity risk [member] | Two to five years [member]
Financial assets
Cash and bank balances	110,000		140,000
Financial assets	110,000		140,000
Financial liabilities
Loans and borrowings	101,524		524,275
Trade and other payables (Note 22)	188,725		191,563
Lease liabilities	13,650		22,761
Financial liabilities	¥ 303,899		738,599
Liquidity risk [member] | More than five years [member]
Financial liabilities
Lease liabilities			325
Financial liabilities			¥ 325